Segment Reporting	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 12 – SEGMENT REPORTING

During the nine months ended September 30, 2020, the Company operated in one reportable business segment, which consisted of the manufacture and sale of a windshield strengthening water repellent solution as well as a disinfection product, and the sale of multi-purpose glass strengthening primer and window film mounting solutions, including ballistic-resistant film systems and a forced entry system (the “C-Bond Segment”). During the nine months ended September 30, 2021, the Company operated in two reportable business segments - (1) the manufacture and sale of a windshield strengthening water repellent solution as well as a disinfection product, and the sale of multi-purpose glass strengthening primer and window film mounting solutions, including ballistic-resistant film systems and a forced entry system (the “C-Bond Segment”), and (2) the distribution and installation of window film solutions (the “Mobile Tint Segment”). The Company’s reportable segments were strategic business units that offered different products. They were managed separately based on the fundamental differences in their operations and locations.

Information with respect to these reportable business segments for the three and nine months ended September 30, 2021 and 2020 was as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
Revenues:
C-Bond	$80,878	$252,940	$370,198	$356,770
Mobile Tint	593,640	-	593,640	-
	674,518	252,940	963,838	356,770
Depreciation and amortization:
C-Bond	2,472	2,655	7,417	11,141
Mobile Tint	26,461	-	26,461	-
	28,933	2,655	33,878	11,141
Interest expense:
C-Bond	-	34	1,372	307
Mobile Tint	1,253	-	1,253	-
Other (a)	28,647	274,932	70,824	732,240
	29,900	274,966	73,449	732,547
Net (loss) income:
C-Bond	(325,016)	(478,924)	(1,304,798)	(1,846,709
Mobile Tint	170,753	-	170,753	-
Other (a)	(336,514)	959,320	(4,799,730)	(773,043)
	$(490,777)	$480,396	$(5,933,775)	$(2,619,752)

	September 30, 2021	December 31, 2020
Identifiable long-lived tangible assets on September 30, 2021 and December 31, 2020 by segment
C-Bond	$11,266	$18,683
Mobile Tint	134,404	-
	$145,670	$18,683

(a)	The Company does not allocate any general and administrative expense of its holding company activities to its reportable segments, because these activities are managed at the corporate level.